Schedule of Carrying Value of Goodwill for Our Operating Segments (Details) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Goodwill, beginning balance		$ 23,179,411	$ 64,867,282	$ 64,867,282	$ 3,108,000
Acquisitions					74,117,203
Goodwill impairment		1,500,000		41,687,871	12,357,921
Goodwill impairment		(1,500,000)		(41,687,871)	(12,357,921)
Goodwill, ending balance	$ 23,179,411	21,679,411		23,179,411	64,867,282
Drones And Custom Manufacturing [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill, beginning balance			12,655,577	12,655,577
Acquisitions					12,655,577
Goodwill impairment				12,655,577
Goodwill impairment				(12,655,577)
Goodwill, ending balance					12,655,577
Sensors [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill, beginning balance		18,972,896	18,972,896	18,972,896
Acquisitions					18,972,896
Goodwill impairment
Goodwill impairment
Goodwill, ending balance	18,972,896			18,972,896	18,972,896
SaaS [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill, beginning balance		$ 4,206,515	$ 33,238,809	33,238,809	3,108,000
Acquisitions					42,488,730
Goodwill impairment	29,032,294			29,032,294	12,357,921
Goodwill impairment	(29,032,294)			(29,032,294)	(12,357,921)
Goodwill, ending balance	$ 4,206,515			$ 4,206,515	$ 33,238,809